Schedule of Investments (unaudited) December 31, 2020	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.2%
Afterpay Ltd.(a)	105,243	$9,582,872
Computershare Ltd.	227,172	2,557,588

		12,140,460

Brazil — 0.1%
Pagseguro Digital Ltd., Class A(a)(b)	79,800	4,539,024

Canada — 1.6%
CGI Inc.(a)	103,180	8,179,080
Constellation Software Inc.	8,900	11,547,087
Open Text Corp.	121,930	5,535,660
Shopify Inc., Class A(a)	48,814	55,071,694
Topicus.com Inc.(a)	16,504	62,341

		80,395,862

China — 0.5%
Xiaomi Corp., Class B(a)(c)	5,924,600	25,367,620

Finland — 0.2%
Nokia OYJ(a)	2,521,858	9,722,786

France — 1.1%
Atos SE(a)	43,424	3,973,169
Capgemini SE	71,930	11,159,661
Dassault Systemes SE	61,082	12,417,532
Edenred	110,179	6,256,509
STMicroelectronics NV , New	293,602	10,974,681
Worldline SA(a)(c)	98,746	9,556,914

		54,338,466

Germany — 1.7%
Infineon Technologies AG	583,502	22,410,696
SAP SE	488,468	64,081,639

		86,492,335

Japan — 4.2%
Advantest Corp.	88,600	6,633,522
Canon Inc.	476,700	9,132,768
FUJIFILM Holdings Corp.	179,300	9,443,880
Fujitsu Ltd.	83,200	12,011,197
Hitachi Ltd.	431,800	17,000,988
Keyence Corp.	83,640	46,986,488
Kyocera Corp.	156,500	9,589,026
Murata Manufacturing Co. Ltd.	286,700	25,880,614
NEC Corp.	121,600	6,524,907
Nomura Research Institute Ltd.	176,100	6,302,383
NTT Data Corp.	286,900	3,920,925
Obic Co. Ltd.	29,600	5,943,222
Omron Corp.	91,800	8,180,154
Ricoh Co. Ltd.	306,300	2,008,476
Rohm Co. Ltd.	39,100	3,783,321
TDK Corp.	57,600	8,669,708
Tokyo Electron Ltd.	70,000	26,035,159

		208,046,738

Netherlands — 2.5%
Adyen NV(a)(c)	13,466	31,387,395
ASML Holding NV	189,600	92,225,662

		123,613,057

South Korea — 4.2%
Samsung Electronics Co. Ltd.	2,286,826	170,517,266
Samsung SDI Co. Ltd.(a)	24,538	14,185,643

Security	Shares	Value

South Korea (continued)
SK Hynix Inc.(a)	240,704	$26,257,409

		210,960,318

Spain — 0.3%
Amadeus IT Group SA	201,070	14,652,902

Sweden — 0.5%
Hexagon AB, Class B	124,932	11,406,203
Telefonaktiebolaget LM Ericsson, Class B	1,183,048	14,065,401

		25,471,604

Switzerland — 0.2%
Logitech International SA, Registered(b)	77,111	7,495,195
Temenos AG, Registered	29,427	4,116,351

		11,611,546

Taiwan — 4.1%
Hon Hai Precision Industry Co. Ltd.	5,569,378	18,235,560
MediaTek Inc.	708,000	18,822,550
Taiwan Semiconductor Manufacturing Co. Ltd.	8,432,600	159,060,360
United Microelectronics Corp.	5,177,000	8,687,293

		204,805,763

United Kingdom — 0.2%
Halma PLC	168,480	5,640,136
Sage Group PLC (The)	500,035	3,978,101

		9,618,237

United States — 77.8%
Accenture PLC, Class A	282,191	73,711,111
Adobe Inc.(a)	214,321	107,186,218
Advanced Micro Devices Inc.(a)	535,876	49,145,188
Akamai Technologies Inc.(a)	72,718	7,634,663
Amphenol Corp., Class A	133,324	17,434,779
Analog Devices Inc.	165,132	24,394,950
ANSYS Inc.(a)	38,335	13,946,273
Apple Inc.	7,119,352	944,666,817
Applied Materials Inc.	408,097	35,218,771
Arista Networks Inc.(a)	24,458	7,106,761
Autodesk Inc.(a)	97,948	29,907,442
Automatic Data Processing Inc.	192,039	33,837,272
Broadcom Inc.	179,709	78,685,586
Broadridge Financial Solutions Inc.	51,478	7,886,430
Cadence Design Systems Inc.(a)	124,577	16,996,040
CDW Corp./DE	63,789	8,406,752
Cisco Systems Inc.	1,882,116	84,224,691
Citrix Systems Inc.	55,014	7,157,321
Cognizant Technology Solutions Corp., Class A	238,101	19,512,377
Corning Inc.	340,613	12,262,068
DXC Technology Co.	114,785	2,955,714
F5 Networks Inc.(a)(b)	27,403	4,821,284
Fidelity National Information Services Inc.	276,862	39,164,899
Fiserv Inc.(a)	248,368	28,279,180
FleetCor Technologies Inc.(a)	37,147	10,134,816
FLIR Systems Inc.	59,155	2,592,764
Fortinet Inc.(a)	60,220	8,944,477
Gartner Inc.(a)	40,019	6,410,644
Global Payments Inc.	133,633	28,787,221
Hewlett Packard Enterprise Co.	576,107	6,826,868
HP Inc.	612,612	15,064,129
Intel Corp.	1,824,523	90,897,736
International Business Machines Corp.	397,945	50,093,317
Intuit Inc.	116,985	44,436,752
IPG Photonics Corp.(a)	15,808	3,537,672

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Jack Henry & Associates Inc.	34,123	$5,527,585
Juniper Networks Inc.	147,676	3,324,187
Keysight Technologies Inc.(a)	82,533	10,901,784
KLA Corp.	69,529	18,001,753
Lam Research Corp.	64,140	30,291,398
Leidos Holdings Inc.	59,930	6,299,842
Mastercard Inc., Class A	391,842	139,864,083
Maxim Integrated Products Inc.	119,479	10,591,813
Microchip Technology Inc.	114,317	15,788,321
Micron Technology Inc.(a)(b)	496,442	37,322,510
Microsoft Corp.	3,367,607	749,023,149
Motorola Solutions Inc.	75,867	12,901,942
NetApp Inc.	99,353	6,581,143
NortonLifeLock Inc.	262,882	5,462,688
NVIDIA Corp.	275,699	143,970,018
Oracle Corp.	844,716	54,644,678
Paychex Inc.	143,157	13,339,369
Paycom Software Inc.(a)	21,877	9,893,873
PayPal Holdings Inc.(a)	521,895	122,227,809
Qorvo Inc.(a)	51,046	8,487,418
QUALCOMM Inc.	504,151	76,802,363
salesforce.com Inc.(a)	406,578	90,475,802
Seagate Technology PLC	99,732	6,199,341
ServiceNow Inc.(a)	86,467	47,594,031
Skyworks Solutions Inc.	74,252	11,351,646
StoneCo Ltd., Class A(a)	88,788	7,451,089
Synopsys Inc.(a)	67,811	17,579,324
TE Connectivity Ltd.	147,602	17,870,174
Teradyne Inc.	73,655	8,830,498
Texas Instruments Inc.	409,285	67,175,947
Tyler Technologies Inc.(a)	17,984	7,850,376
VeriSign Inc.(a)	45,163	9,773,273
Visa Inc., Class A	755,561	165,263,858
Vontier Corp.(a)	60,218	2,011,281
Western Digital Corp.	135,177	7,487,454
Western Union Co. (The)	184,683	4,051,945
Xerox Holdings Corp.	74,162	1,719,817
Xilinx Inc.	109,168	15,476,747

Security	Shares	Value

United States (continued)
Zebra Technologies Corp., Class A(a)	23,834	$9,160,121

		3,900,839,433

Total Common Stocks — 99.4% (Cost: $2,862,833,713)		4,982,616,151

Preferred Stocks

South Korea — 0.5%
Samsung Electronics Co. Ltd., Preference Shares, NVS	368,182	24,945,407

Total Preferred Stocks — 0.5% (Cost: $12,523,048)		24,945,407

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(d)(e)(f)	13,485,631	13,493,722
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,992,000	1,992,000

		15,485,722

Total Short-Term Investments — 0.3% (Cost: $15,483,814)		15,485,722

Total Investments in Securities — 100.2% (Cost: $2,890,840,575)		5,023,047,280

Other Assets, Less Liabilities — (0.2)%		(8,311,646)

Net Assets — 100.0%		$5,014,735,634

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$31,705,324	$—	$(18,284,916	)(a)	$93,605	$(20,291)	$13,493,722	13,485,631	$177,916	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,162,000	—	(3,170,000	)(a)	—	—	1,992,000	1,992,000	8,106		—

					$93,605	$(20,291)	$15,485,722		$186,022		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Tech ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Technology E-Mini Index	42	03/19/21	$5,506	$238,461

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,982,553,810	$62,341	$—	$4,982,616,151
Preferred Stocks	24,945,407	—	—	24,945,407
Money Market Funds	15,485,722	—	—	15,485,722

	$5,022,984,939	$62,341	$—	$5,023,047,280

Derivative financial instruments(a)
Assets
Futures Contracts	$238,461	$—	$—	$238,461

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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